Accounting policies - Summary of Key assumptions used in the Income and Market Approach (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / oz	Dec. 31, 2021 $ / oz	Dec. 31, 2022 R / kg	Dec. 31, 2022 $ / oz	Dec. 31, 2021 R / kg	Dec. 31, 2021 $ / oz	Dec. 31, 2020 $ / oz	Dec. 31, 2020 R / kg	Dec. 31, 2020 $ / oz
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Resource value per ounce	44	0
Discount rates – real	19.30%	9.00%
Life-of-mine	6 years	6 years
Resource valuation | $	$ 40
45% Basis
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Resource valuation | $	$ 18
Year 1 - 3 | Bottom of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,650	1,600
Year 1 - 3 | Top of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,740	1,750
Year 4
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,650	1,550	900,000	2,250	780,000	2,070	1,500	750,000	2,000
Year Four Onwards
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,620	1,550